PENSION AND OTHER POSTRETIREMENT BENEFITS (Details 8) - USD ($) $ in Millions	Jan. 02, 2016	Jan. 03, 2015
U.S.
Pretax amounts, including that of discontinued operations, recognized in accumulated other comprehensive loss
Net actuarial loss	$ 585.5	$ 584.4
Prior service cost (credit)	18.7	19.9
Net amount recognized in accumulated other comprehensive loss	604.2	604.3
Int'l
Pretax amounts, including that of discontinued operations, recognized in accumulated other comprehensive loss
Net actuarial loss	171.9	174.8
Prior service cost (credit)	(4.9)	(5.3)
Net transition obligation	0.3	0.4
Net amount recognized in accumulated other comprehensive loss	167.3	169.9
U.S. Postretirement Health Benefits
Pretax amounts, including that of discontinued operations, recognized in accumulated other comprehensive loss
Net actuarial loss	20.4	24.1
Prior service cost (credit)	(19.6)	(22.9)
Net amount recognized in accumulated other comprehensive loss	$ 0.8	$ 1.2